Commitments and Contingencies - Respirator and Environmental (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) individual lawsuit claim item	Dec. 31, 2016 USD ($) item
Respirator Mask/Asbestos Litigation
Loss contingencies
Total number of named claimants	2,230	2,660
Number of total claims settled and taken to trial | claim	12
Number of total claims settled and tried to verdict | claim	10
Number of total claims tried to verdict | claim	11
Number of total claims dismissed | claim	1
Increase in liabilities | $	$ 71,000,000
Payments for fees and settlements related to litigation | $	58,000,000
Insurance receivables | $	$ 4,000,000
Respirator Mask/Asbestos Litigation - State of West Virginia
Loss contingencies
Number of additional defendants	2
Accrued loss contingency reserve | $	$ 0
Respirator Mask/Asbestos litigation - Excluding Aearo Technologies
Loss contingencies
Accrued loss contingency reserve | $	608,000,000	$ 595,000,000
Respirator Mask/Asbestos Litigation - Aearo Technologies
Loss contingencies
Accrued loss contingency reserve | $	30,000,000
Increase in liabilities | $	13,000,000
Quarterly fee paid to Cabot to retain responsibility and liability for products manufactured before July 11, 1995 | $	$ 100,000
Number of claims with summary judgment | lawsuit	2
Number of remaining issues for Cabot's appeal after judgment in Aearo's favor | lawsuit	2
Outstanding issues remaining | lawsuit	2
Environmental Matters - Remediation
Loss contingencies
Accrued loss contingency reserve | $	$ 28,000,000
Insurance receivables | $	$ 8,000,000
Number of years remediation payments expected to be paid for applicable sites	20 years
Environmental Matters - Regulatory Activities
Loss contingencies
Number of years after phase-out decision in May 2000 that the Company stopped manufacturing and using vast majority of perfluorooctanyl compounds	2 years
Amount of PFOA and PFOS found in drinking water, either individually or combined, that are allowed per the EPA's announced lifetime health advisory levels in parts per trillion	70
Amount of PFOA in drinking water allowed per provisional health advisories in parts per trillion (superseded)	400
Amount of PFOS in drinking water allowed per provisional health advisories in parts per trillion (superseded)	200
Number of public water supplies the EPA reported results	4,920
Number of water supplies that reported above advisory level with PFOA	13
Number of water supplies that reported above advisory level with PFOS	46
Number of water supplies that reported above advisory level with both PFOA and PFOS	65
Environmental Matters - Regulatory Activities | Minimum
Loss contingencies
Number of PFCs the EPA has required to have public water system suppliers monitor	6
Number of water supply samples used to test for PFOA and PFOS under the EPA lifetime health advisory program	1
Environmental Matters - Regulatory Activities | Alabama
Loss contingencies
Number of years covered by permit for sludge containing PFCs	20 years
Environmental Matters - Regulatory Activities | Minnesota Department of Health
Loss contingencies
Amount of PFOA in drinking water allowed per Minnesota Department of Health in parts per trillion	35
Amount of PFOS in drinking water allowed per Minnesota Department of Health in parts per trillion	27
Amount of PFBS in drinking water allowed per Minnesota Department of Health in parts per billion	2
Environmental Matters - Litigation
Loss contingencies
Number of local water works for whom the water authority supplies water	5
Environmental Matters - Litigation | Alabama | Minimum
Loss contingencies
Total number of named claimants | individual	200
Environmental Matters - Litigation | Morgan County, Alabama
Loss contingencies
Total number of named claimants | individual	3
Environmental Matters - Litigation | Minnesota
Loss contingencies
Accrued loss contingency reserve | $	$ 0
Amount of damages the State incurred as detailed in the State's damages expert submitted report | $	5,000,000,000
Environmental Matters - Litigation | Metropolitan Council, Minnesota
Loss contingencies
Litigation settlement awarded | $	$ 1,000,000
Number of wastewater treatment plants from which PFC-containing sludge and biosolids may allegedly be discharged by Metropolitan Council, low end of range	1
Environmental Matters - Other Environmental Litigation
Loss contingencies
Total number of named claimants | individual	8
Number of counts in a litigation case	12
Accrued loss contingency reserve | $	$ 25,000,000
Insurance receivable collected from insurer | $	$ 15,000,000
Number of former disposal sites with PFC present in soil and groundwater in Washington County, Minnesota	2
Environmental Matters - Other Environmental Litigation | Maximum
Loss contingencies
Number of years remediation payments expected to be paid for applicable sites	4 years
Environmental Matters - Other Environmental Litigation | U.S. District Court of New York State
Loss contingencies
Number of lawsuits filed | lawsuit	3
Environmental Matters - Aqueous Film Forming Foam Litigation | Federal court in Colorado, Pennsylvania, and state court in New York in aggregate
Loss contingencies
Number of lawsuits filed | lawsuit	12
Environmental Matters - Aqueous Film Forming Foam Litigation | State court in New York
Loss contingencies
Number of lawsuits filed | lawsuit	3
Environmental Matters - Aqueous Film Forming Foam Litigation | Suffolk County, New York
Loss contingencies
Total number of named claimants | individual	26